Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Intangible assets that have indefinite useful lives:
Trade names	¥ 99,395	¥ 47,360
Asset management contracts	153,778	167,147
Others	2,812	442
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	255,985	214,949
Intangible assets subject to amortization:
Software	99,342	93,118
Customer relationships	126,201	99,380
Others	33,071	49,343
Finite-Lived Intangible Assets, Gross, Total	258,614	241,841
Accumulated amortization	(89,587)	(72,593)
Net	169,027	169,248
Intangible Assets, Net (Excluding Goodwill), Total	¥ 425,012	¥ 384,197